FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Derivative Instruments - Net Asset (Liability) Position (Details) $ in Millions, $ in Millions	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD ($)
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	$ 1,500		$ 1,094		$ 1,659
Debt derivatives
Disclosure of detailed information about hedging instruments [line items]
Notional amount, assets	1,564	$ 1,178
Exchange rate, assets			1.2869	1.2869
Derivative financial assets	$ 1,373		$ 1,129
Notional amount, liabilities			960	$ 746
Exchange rate, liabilities	1.3276	1.3276
Derivative financial liabilities			23		0
Debt derivatives | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount, assets	$ 6,184	$ 5,500	$ 5,409	$ 5,200
Exchange rate, assets	1.3389	1.3389	1.3388	1.3388
Derivative financial assets	$ 1,332		$ 1,152		1,683
Notional amount, liabilities	$ 736	$ 550	$ 2,008	$ 1,500
Exchange rate, liabilities	1.1243	1.1243	1.0401	1.0401
Bond forward | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount, liabilities	$ 900		$ 900
Derivative financial liabilities	87		64		51
Expenditure derivatives | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount, assets	1,341	$ 1,080	$ 294	$ 240
Exchange rate, assets			1.2953	1.2953
Derivative financial assets	$ (122)		$ (39)		19
Notional amount, liabilities			$ 1,243	$ 960
Exchange rate, liabilities	1.2413	1.2413	1.2239	1.2239
Derivative financial liabilities	$ (122)
Equity derivatives
Disclosure of detailed information about hedging instruments [line items]
Notional amount, assets	258		$ 276
Derivative financial assets	92		68		$ 8
Before Offset Amount
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	1,609		1,374
Derivative financial liabilities	109		280
Before Offset Amount | Debt derivatives
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	41
Before Offset Amount | Debt derivatives | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	1,354		1,301
Derivative financial liabilities	22		149
Before Offset Amount | Expenditure derivatives | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	$ 122		5
Derivative financial liabilities			$ 44